Financial Assets Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of Other Financial Instruments - Other financial instruments [Member] - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Funds Managed By Related Companies [Member] | Mutual Fund Investments [Member]
Mutual fund investments
Other financial instruments	$ 405,752	$ 250,337
Domestic equity instruments [Member] | Equity Instruments
Mutual fund investments
Other financial instruments	2,058	2,357
Foreign equity instruments [Member] | Equity Instruments
Mutual fund investments
Other financial instruments	485	3,261
Others Loans Originated and Acquried by the Entity [Member] | Loans originated and acquired by the entity [Member]
Mutual fund investments
Other financial instruments	1,033	1,370
Total of Other financial instruments	$ 409,328	$ 257,325